Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

	December 31, 2014
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$99,012	$6,942	$105,954
Foreign corporate	—	55,185	6,490	61,675
U.S. Treasury and agency	36,879	24,637	—	61,516
Foreign government	—	51,355	1,311	52,666
RMBS	—	35,463	4,383	39,846
State and political subdivision	—	15,187	—	15,187
CMBS	—	13,567	765	14,332
ABS	—	12,005	2,244	14,249
Total fixed maturity securities	36,879	306,411	22,135	365,425
Equity securities:
Common stock	1,558	863	95	2,516
Non-redeemable preferred stock	—	865	250	1,115
Total equity securities	1,558	1,728	345	3,631
FVO and trading securities:
Actively Traded Securities	22	627	5	654
FVO general account securities	552	57	95	704
FVO contractholder-directed unit-linked investments	11,064	3,797	455	15,316
FVO securities held by CSEs	—	3	12	15
Total FVO and trading securities	11,638	4,484	567	16,689
Short-term investments (1)	2,104	5,223	336	7,663
Mortgage loans:
Residential mortgage loans — FVO	—	—	308	308
Commercial mortgage loans held by CSEs — FVO	—	280	—	280
Total mortgage loans	—	280	308	588
Other invested assets:
Other investments	203	61	—	264
Derivative assets: (2)
Interest rate	4	8,988	63	9,055
Foreign currency exchange rate	2	2,472	25	2,499
Credit	—	175	14	189
Equity market	65	1,287	357	1,709
Total derivative assets	71	12,922	459	13,452
Total other invested assets	274	12,983	459	13,716
Net embedded derivatives within asset host contracts (3)	—	—	377	377
Separate account assets (4)	83,533	231,539	1,922	316,994
Total assets	$135,986	$562,648	$26,449	$725,083
Liabilities
Derivative liabilities: (2)
Interest rate	$9	$2,347	$—	$2,356
Foreign currency exchange rate	—	2,755	93	2,848
Credit	—	38	2	40
Equity market	2	1,112	664	1,778
Total derivative liabilities	11	6,252	759	7,022
Net embedded derivatives within liability host contracts (3)	—	7	(53)	(46)
Long-term debt of CSEs — FVO	—	138	13	151
Trading liabilities (5)	215	24	—	239
Total liabilities	$226	$6,421	$719	$7,366

	December 31, 2013
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$99,321	$7,148	$106,469
Foreign corporate	—	56,448	6,704	63,152
U.S. Treasury and agency	25,061	20,000	62	45,123
Foreign government	—	52,202	2,235	54,437
RMBS	—	32,098	2,957	35,055
State and political subdivision	—	13,820	10	13,830
CMBS	—	15,578	972	16,550
ABS	—	11,361	4,210	15,571
Total fixed maturity securities	25,061	300,828	24,298	350,187
Equity securities:
Common stock	1,186	990	177	2,353
Non-redeemable preferred stock	—	654	395	1,049
Total equity securities	1,186	1,644	572	3,402
FVO and trading securities:
Actively Traded Securities	2	648	12	662
FVO general account securities	518	80	29	627
FVO contractholder-directed unit-linked investments	10,702	4,806	603	16,111
FVO securities held by CSEs	—	23	—	23
Total FVO and trading securities	11,222	5,557	644	17,423
Short-term investments (1)	5,915	6,943	254	13,112
Mortgage loans:
Residential mortgage loans — FVO	—	—	338	338
Commercial mortgage loans held by CSEs — FVO	—	1,598	—	1,598
Total mortgage loans	—	1,598	338	1,936
Other invested assets:
Other investments	188	71	—	259
Derivative assets: (2)
Interest rate	10	5,557	27	5,594
Foreign currency exchange rate	1	1,280	28	1,309
Credit	—	144	29	173
Equity market	1	1,233	285	1,519
Total derivative assets	12	8,214	369	8,595
Total other invested assets	200	8,285	369	8,854
Net embedded derivatives within asset host contracts (3)	—	—	285	285
Separate account assets (4)	89,960	225,776	1,465	317,201
Total assets	$133,544	$550,631	$28,225	$712,400
Liabilities
Derivative liabilities: (2)
Interest rate	$9	$2,568	$14	$2,591
Foreign currency exchange rate	1	1,971	39	2,011
Credit	—	52	—	52
Equity market	43	1,222	602	1,867
Total derivative liabilities	53	5,813	655	6,521
Net embedded derivatives within liability host contracts (3)	—	4	(973)	(969)
Long-term debt of CSEs — FVO	—	1,427	28	1,455
Trading liabilities (5)	260	2	—	262
Total liabilities	$313	$7,246	$(290)	$7,269
______________

(1)
Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)
Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)
Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented within PABs, future policy benefits and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($217) million and ($145) million, respectively.

(4)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(5)	Trading liabilities are presented within other liabilities on the consolidated balance sheets.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2014				December 31, 2013				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)	(40)	-	240	46	(10)	-	240	46	Decrease
	•	Market pricing	•	Quoted prices (5)	—	-	750	151	—	-	277	119	Increase
	•	Consensus pricing	•	Offered quotes (5)	31	-	126	99	33	-	145	95	Increase
Foreign government	•	Market pricing	•	Quoted prices (5)	92	-	189	106	64	-	156	100	Increase
RMBS	•	Market pricing	•	Quoted prices (5)	22	-	120	97	10	-	109	98	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	1	-	118	93	69	-	101	93	Increase (6)
ABS	•	Market pricing	•	Quoted prices (5)	15	-	110	100	—	-	110	101	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	56	-	106	102	56	-	106	98	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	278	-	297		248	-	450		Increase (12)
Foreign currency exchange rate	•	Present value techniques	•	Swap yield (7)	62	-	2,430		97	-	767		Increase (12)
			•	Correlation (8)	40%	-	55%		38%	-	47%
Credit	•	Present value techniques	•	Credit spreads (9)	98	-	100		98	-	101		Decrease (9)
	•	Consensus pricing	•	Offered quotes (10)
Equity market	•	Present value techniques or option pricing models	•	Volatility (11)	15%	-	27%		13%	-	28%		Increase (12)
			•	Correlation (8)	70%		70%		60%	-	60%
Embedded derivatives
Direct and assumed guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.28%		0%	-	0.14%		Decrease (13)
				Ages 41 - 60	0.04%	-	0.88%		0.04%	-	0.88%		Decrease (13)
				Ages 61 - 115	0.26%	-	100%		0.26%	-	100%		Decrease (13)
			•	Lapse rates:
				Durations 1 - 10	0.50%	-	100%		0.50%	-	100%		Decrease (14)
				Durations 11 - 20	2%	-	100%		2%	-	100%		Decrease (14)
				Durations 21 - 116	2%	-	100%		2%	-	100%		Decrease (14)
			•	Utilization rates	20%	-	50%		20%	-	50%		Increase (15)
			•	Withdrawal rates	0%	-	20%		0%	-	40%		(16)
			•	Long-term equity volatilities	7.30%	-	33%		9.14%	-	40%		Increase (17)
			•	Nonperformance risk spread	(0.35)%	-	0.81%		(1.08)%	-	0.83%		Decrease (18)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)	The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes are based on liability positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)	At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)	Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(13)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2014				December 31, 2013				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)	(40)	-	240	46	(10)	-	240	46	Decrease
	•	Market pricing	•	Quoted prices (5)	—	-	750	151	—	-	277	119	Increase
	•	Consensus pricing	•	Offered quotes (5)	31	-	126	99	33	-	145	95	Increase
Foreign government	•	Market pricing	•	Quoted prices (5)	92	-	189	106	64	-	156	100	Increase
RMBS	•	Market pricing	•	Quoted prices (5)	22	-	120	97	10	-	109	98	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	1	-	118	93	69	-	101	93	Increase (6)
ABS	•	Market pricing	•	Quoted prices (5)	15	-	110	100	—	-	110	101	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	56	-	106	102	56	-	106	98	Increase (6)
Derivatives
Interest rate	•	Present value techniques	•	Swap yield (7)	278	-	297		248	-	450		Increase (12)
Foreign currency exchange rate	•	Present value techniques	•	Swap yield (7)	62	-	2,430		97	-	767		Increase (12)
			•	Correlation (8)	40%	-	55%		38%	-	47%
Credit	•	Present value techniques	•	Credit spreads (9)	98	-	100		98	-	101		Decrease (9)
	•	Consensus pricing	•	Offered quotes (10)
Equity market	•	Present value techniques or option pricing models	•	Volatility (11)	15%	-	27%		13%	-	28%		Increase (12)
			•	Correlation (8)	70%		70%		60%	-	60%
Embedded derivatives
Direct and assumed guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.28%		0%	-	0.14%		Decrease (13)
				Ages 41 - 60	0.04%	-	0.88%		0.04%	-	0.88%		Decrease (13)
				Ages 61 - 115	0.26%	-	100%		0.26%	-	100%		Decrease (13)
			•	Lapse rates:
				Durations 1 - 10	0.50%	-	100%		0.50%	-	100%		Decrease (14)
				Durations 11 - 20	2%	-	100%		2%	-	100%		Decrease (14)
				Durations 21 - 116	2%	-	100%		2%	-	100%		Decrease (14)
			•	Utilization rates	20%	-	50%		20%	-	50%		Increase (15)
			•	Withdrawal rates	0%	-	20%		0%	-	40%		(16)
			•	Long-term equity volatilities	7.30%	-	33%		9.14%	-	40%		Increase (17)
			•	Nonperformance risk spread	(0.35)%	-	0.81%		(1.08)%	-	0.83%		Decrease (18)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)	The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes are based on liability positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)
Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(9)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(10)	At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(11)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(12)	Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(13)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value, Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	U.S. Corporate	Foreign Corporate	U.S. Treasury and Agency	Foreign Government	RMBS	State and Political Subdivision	CMBS	ABS
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$7,148	$6,704	$62	$2,235	$2,957	$10	$972	$4,210
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	10	17	—	111	48	—	2	6
Net investment gains (losses)	(6)	(8)	—	(50)	8	—	(12)	(38)
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—
OCI	358	(5)	—	(110)	81	—	(46)	34
Purchases (3)	1,490	1,438	—	363	1,884	—	269	1,551
Sales (3)	(1,083)	(725)	—	(273)	(612)	—	(236)	(1,168)
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	260	266	—	253	46	—	58	45
Transfers out of Level 3 (4)	(1,235)	(1,197)	(62)	(1,218)	(29)	(10)	(242)	(2,396)
Balance at December 31,	$6,942	$6,490	$—	$1,311	$4,383	$—	$765	$2,244
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$7	$15	$—	$12	$48	$—	$2	$2
Net investment gains (losses)	$(7)	$(2)	$—	$—	$(1)	$—	$(12)	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities		FVO and Trading Securities					Mortgage Loans
	Common Stock	Non- redeemable Preferred Stock	Actively Traded Securities	FVO General Account Securities	FVO Contractholder- directed Unit-linked Investments	FVO Securities Held by CSEs	Short-term Investments	Residential Mortgage Loans - FVO	Mortgage Loans Held- for-sale
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$177	$395	$12	$29	$603	—	$254	$338	$—
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	6	2	—	3	20	—
Net investment gains (losses)	13	4	—	—	—	—	(2)	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—
OCI	(83)	3	—	—	—	—	—	—	—
Purchases (3)	30	—	5	—	297	—	335	124	—
Sales (3)	(43)	(58)	(7)	(9)	(467)	(1)	(236)	(120)	—
Issuances (3)	—	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	(54)	—
Transfers into Level 3 (4)	1	6	—	69	65	13	—	—	—
Transfers out of Level 3 (4)	—	(100)	(5)	—	(45)	—	(18)	—	—
Balance at December 31,	$95	$250	$5	$95	$455	$12	$336	$308	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$6	$(13)	—	$1	$20	$—
Net investment gains (losses)	$(2)	$(3)	$—	$—	$—	—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Net Derivatives (6)
	Interest Rate	Foreign Currency Exchange Rate	Credit	Equity Market	Net Embedded Derivatives (7)	Separate Account Assets (8)	Long-term Debt of CSEs - FVO	MSRs (9)	Liability Related to Securitized Reverse Mortgage Loans (9)
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$13	$(11)	$29	$(317)	$1,258	$1,465	$(28)	$—	$—
Total realized/unrealized gains(losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	—	—	—	103	(1)	—	—
Net derivative gains (losses)	14	(76)	(13)	(12)	(260)	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	4	87	—	—	—	—
OCI	95	3	—	3	191	—	—	—	—
Purchases (3)	—	—	—	7	—	657	—	—	—
Sales (3)	—	—	—	—	—	(459)	—	—	—
Issuances (3)	—	—	(4)	—	—	81	—	—	—
Settlements (3)	(59)	16	—	8	(846)	(28)	16	—	—
Transfers into Level 3 (4)	—	—	—	—	—	147	—	—	—
Transfers out of Level 3 (4)	—	—	—	—	—	(44)	—	—	—
Balance at December 31,	$63	$(68)	$12	$(307)	$430	$1,922	$(13)	$—	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$—	$—	$—	$—	$—	$(1)	$—	$—
Net derivative gains (losses)	$—	$(59)	$(1)	$(11)	$(260)	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$4	$87	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	U.S. Corporate	Foreign Corporate	U.S Treasury and Agency	Foreign Government	RMBS	State and Political Subdivision	CMBS	ABS
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$7,433	$6,208	$71	$1,814	$2,037	$54	$1,147	$3,656
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	10	9	—	9	31	—	5	8
Net investment gains (losses)	(31)	(33)	—	8	(3)	—	(14)	5
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—
OCI	(94)	(75)	(3)	(84)	155	(1)	(45)	(70)
Purchases (3)	1,555	1,972	—	734	1,155	—	546	1,870
Sales (3)	(1,178)	(999)	(6)	(128)	(399)	(7)	(450)	(814)
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	1,092	310	—	81	56	—	114	33
Transfers out of Level 3 (4)	(1,639)	(688)	—	(199)	(75)	(36)	(331)	(478)
Balance at December 31,	$7,148	$6,704	$62	$2,235	$2,957	$10	$972	$4,210
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$8	$8	$—	$9	$36	$—	$3	$1
Net investment gains (losses)	$(39)	$(3)	$—	$—	$(3)	$—	$(12)	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities		FVO and Trading Securities					Mortgage Loans
	Common Stock	Non- redeemable Preferred Stock	Actively Traded Securities	FVO General Account Securities	FVO Contractholder- directed Unit-linked Investments	FVO Securities held by CSEs	Short-term Investments	Residential Mortgage Loans - FVO	Mortgage Loans Held- for-sale
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$190	$419	$6	$32	$937	$—	$429	$—	$49
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	6	(8)	—	3	1	—
Net investment gains (losses)	26	(32)	—	6	—	—	(23)	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—
OCI	—	100	—	—	—	—	17	—	—
Purchases (3)	9	21	9	—	340	—	256	339	—
Sales (3)	(45)	(113)	—	(30)	(608)	—	(427)	(2)	(45)
Issuances (3)	—	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—	(4)
Transfers into Level 3 (4)	1	—	—	15	235	—	—	—	—
Transfers out of Level 3 (4)	(4)	—	(3)	—	(293)	—	(1)	—	—
Balance at December 31,	$177	$395	$12	$29	$603	$—	$254	$338	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$5	$(1)	$—	$2	$1	$—
Net investment gains (losses)	$(3)	$(20)	$—	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Net Derivatives (6)
	Interest Rate	Foreign Currency Exchange Rate	Credit	Equity Market	Net Embedded Derivatives (7)	Separate Account Assets (8)	Long-term Debt of CSEs - FVO	MSRs (9)	Liability Related to Securitized Reverse Mortgage Loans (9)
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$177	$37	$43	$128	$(3,162)	$1,205	$(44)	$—	$—
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	—	—	—	35	(2)	—	—
Net derivative gains (losses)	(16)	(49)	(12)	(479)	5,041	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	19	(139)	—	—	—	—
OCI	(102)	(1)	—	—	300	—	—	—	—
Purchases (3)	—	—	—	14	—	294	—	—	—
Sales (3)	—	—	—	—	—	(319)	—	—	—
Issuances (3)	—	—	(1)	—	—	72	—	—	—
Settlements (3)	(31)	2	(1)	1	(782)	—	18	—	—
Transfers into Level 3 (4)	—	—	—	—	—	240	—	—	—
Transfers out of Level 3 (4)	(15)	—	—	—	—	(62)	—	—	—
Balance at December 31,	$13	$(11)	$29	$(317)	$1,258	$1,465	$(28)	$—	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$(8)	$(46)	$(10)	$(463)	$5,022	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$19	$(135)	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities
	U.S. Corporate	Foreign Corporate	U.S. Treasury and Agency	Foreign Government	RMBS	State and Political Subdivision	CMBS	ABS
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$6,784	$4,370	$31	$2,322	$1,602	$53	$753	$1,850
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	14	20	—	14	27	—	8	18
Net investment gains (losses)	4	(78)	—	(3)	(7)	—	(42)	2
Net derivative gains (losses)	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—
Policyholder benefits and claims	—	—	—	—	—	—	—	—
OCI	328	294	—	45	275	3	(4)	(2)
Purchases (3)	1,718	2,654	48	431	952	5	682	2,007
Sales (3)	(1,207)	(855)	(8)	(673)	(704)	(7)	(397)	(177)
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	661	186	—	28	161	—	177	6
Transfers out of Level 3 (4)	(869)	(383)	—	(350)	(269)	—	(30)	(48)
Balance at December 31,	$7,433	$6,208	$71	$1,814	$2,037	$54	$1,147	$3,656
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$12	$19	$—	$16	$27	$—	$2	$18
Net investment gains (losses)	$(4)	$(30)	$—	$—	$(4)	$—	$(1)	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities		FVO and Trading Securities					Mortgage Loans
	Common Stock	Non- redeemable Preferred Stock	Actively Traded Securities	FVO General Account Securities	FVO Contractholder- directed Unit-linked Investments	FVO Securities held by CSEs	Short-term Investments	Residential Mortgage Loans - FVO	Mortgage Loans Held- for-sale
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$281	$438	$—	$23	$1,386	$—	$590	$—	$1,414
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	18	25	—	2	—	—
Net investment gains (losses)	(1)	2	—	—	—	—	—	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—	—
Other revenues	—	—	—	—	—	—	—	—	(35)
Policyholder benefits and claims	—	—	—	—	—	—	—	—	—
OCI	13	40	—	—	—	—	(26)	—	—
Purchases (3)	99	5	6	—	604	—	425	—	1
Sales (3)	(140)	(66)	—	(9)	(1,040)	—	(559)	—	(1,348)
Issuances (3)	—	—	—	—	—	—	—	—	7
Settlements (3)	—	—	—	—	—	—	—	—	(43)
Transfers into Level 3 (4)	3	—	—	—	—	—	5	—	56
Transfers out of Level 3 (4)	(65)	—	—	—	(38)	—	(8)	—	(3)
Balance at December 31,	$190	$419	$6	$32	$937	$—	$429	$—	$49
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$14	$25	$—	$1	$—	$—
Net investment gains (losses)	$(11)	$—	$—	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$(29)
Policyholder benefits and claims	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Net Derivatives (6)
	Interest Rate	Foreign Currency Exchange Rate	Credit	Equity Market	Net Embedded Derivatives (7)	Separate Account Assets (8)	Long-term Debt of CSEs - FVO	MSRs (9)	Liability Related to Securitized Reverse Mortgage Loans (9)
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$300	$44	$1	$889	$(4,203)	$1,325	$(116)	$666	$(1,175)
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	—	—	—	—	99	(7)	—	—
Net derivative gains (losses)	15	10	48	(606)	1,305	—	—	—	—
Other revenues	(67)	—	—	—	—	—	—	(83)	1
Policyholder benefits and claims	—	—	—	29	75	—	—	—	—
OCI	—	—	—	(3)	259	—	—	—	—
Purchases (3)	—	—	—	19	—	244	—	—	—
Sales (3)	—	—	—	—	—	(443)	—	(485)	1,149
Issuances (3)	—	—	(3)	(44)	—	2	—	43	—
Settlements (3)	(71)	(17)	(3)	(156)	(598)	(1)	79	(141)	23
Transfers into Level 3 (4)	—	—	—	—	—	24	—	—	—
Transfers out of Level 3 (4)	—	—	—	—	—	(45)	—	—	2
Balance at December 31,	$177	$37	$43	$128	$(3,162)	$1,205	$(44)	$—	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$—	$—	$—	$—	$—	$(7)	$—	$—
Net derivative gains (losses)	$—	$(12)	$47	$(593)	$1,275	$—	$—	$—	$—
Other revenues	$—	$—	$—	$—	$—	$—	$—	$—	$—
Policyholder benefits and claims	$—	$—	$—	$29	$78	$—	$—	$—	$—
______________

(1)
Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities and mortgage loans held-for-sale are included in net investment gains (losses), changes in estimated fair value of mortgage loans -FVO are included in net investment income, and changes in the estimated fair value of mortgage loans held-for-sale and MSRs are included in other revenues. Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)	Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)	Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)
Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)	Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)	Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)	Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(9)	See Note 3 for a discussion of the MetLife Bank Divestiture. Other revenues related to MSRs represent the changes in estimated fair value due to changes in valuation model inputs or assumptions.

Fair Value Option
The following table presents information for certain assets and liabilities accounted for under the FVO. These assets and liabilities were initially measured at fair value.

	Residential Mortgage Loans — FVO		Certain Assets and Liabilities of CSEs (1)
	December 31,		December 31,
	2014	2013	2014	2013
	(In millions)
Assets
Unpaid principal balance	$436	$508	$223	$1,528
Difference between estimated fair value and unpaid principal balance	(128)	(170)	57	70
Carrying value at estimated fair value	$308	$338	$280	$1,598
Loans in non-accrual status	$125	$—	$—	$—
Liabilities
Contractual principal balance			$159	$1,445
Difference between estimated fair value and contractual principal balance			(8)	10
Carrying value at estimated fair value			$151	$1,455
______________

(1)
These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs — FVO is recognized in net investment income. Interest expense from long-term debt of CSEs — FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements
The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

	At December 31,			Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	Carrying Value After Measurement			Gains (Losses)
	(In millions)
Mortgage loans: (1)
Held-for-investment	$97	$211	$428	$2	$20	$(11)
Held-for-sale	$—	$3	$319	$—	$—	$(31)
Other limited partnership interests (2)	$147	$77	$54	$(76)	$(46)	$(33)
Goodwill (3)	$—	$—	$—	$—	$—	$(1,868)
Other assets (4)	$—	$—	$32	$—	$—	$(77)
______________

(1)
Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)
For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)	As discussed in Note 11, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit.

(4)	As discussed in Note 5, in 2012, the Company recorded an impairment of VOCRA, which is included in other assets.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

	December 31, 2014
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$59,530	$—	$—	$62,554	$62,554
Policy loans	$11,618	$—	$1,647	$12,287	$13,934
Real estate joint ventures	$67	$—	$—	$139	$139
Other limited partnership interests	$704	$—	$—	$906	$906
Other invested assets	$562	$172	$70	$320	$562
Premiums, reinsurance and other receivables	$3,070	$—	$713	$2,444	$3,157
Other assets	$251	$—	$175	$68	$243
Liabilities
PABs	$134,219	$—	$—	$139,359	$139,359
Long-term debt	$16,128	$—	$18,357	$—	$18,357
Collateral financing arrangements	$4,196	$—	$—	$3,961	$3,961
Junior subordinated debt securities	$3,193	$—	$4,173	$—	$4,173
Other liabilities	$2,544	$—	$1,223	$1,323	$2,546
Separate account liabilities	$116,665	$—	$116,665	$—	$116,665

	December 31, 2013
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$55,770	$—	$—	$57,924	$57,924
Policy loans	$11,764	$—	$1,694	$11,512	$13,206
Real estate joint ventures	$102	$—	$—	$169	$169
Other limited partnership interests	$950	$—	$—	$1,109	$1,109
Other invested assets	$844	$322	$163	$359	$844
Premiums, reinsurance and other receivables	$3,116	$—	$728	$2,382	$3,110
Other assets	$324	$—	$210	$142	$352
Liabilities
PABs	$139,735	$—	$—	$144,631	$144,631
Long-term debt	$17,170	$—	$18,564	$—	$18,564
Collateral financing arrangements	$4,196	$—	$—	$3,984	$3,984
Junior subordinated debt securities	$3,193	$—	$3,789	$—	$3,789
Other liabilities	$2,239	$—	$948	$1,292	$2,240
Separate account liabilities	$117,562	$—	$117,562	$—	$117,562